Concentrations	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Risks and Uncertainties [Abstract]
Concentrations

Note 9. Concentrations

Credit risk and significant customers

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of temporary cash investments. The Company maintains cash balances at various financial institutions located within the United States. Accounts at these institutions are secured by the Federal Deposit Insurance Corporation. Balances may exceed federally insured limits. The Company is also potentially subject to concentrations of credit risk in its revenues and accounts receivable. However, the Company only receives royalty revenue from one licensee and has not historically experienced any accounts receivable write-downs.

Note 10. Concentrations

Credit risk and significant customers

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of temporary cash investments. The Company maintains cash balances at various financial institutions located within the United States. Accounts at these institutions are secured by the Federal Deposit Insurance Corporation. Balances may exceed federally insured limits. The Company is also potentially subject to concentrations of credit risk in its revenues and accounts receivable. However, the Company only receives royalty revenue from one licensee and has not historically experienced any accounts receivable write-downs.